Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

June 3, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Two Roads Shared Trust (the “Trust”)

(1933 Act Registration No. 333-182417)

(1940 Act Registration No. 811-22718)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectus and Statement of Additional Information dated May 29, 2016 for the Trust’s Hanlon Managed Income Fund and Hanlon Tactical Dividend and Momentum Fund that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust’s Post-Effective Amendment No. 95 to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed on May 31, 2016.

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-2497.

Sincerely,

/s/ Catherine A. DiValentino

Catherine A. DiValentino